Principal Accounting Policies - Schedule of assets and liabilities that are measured at fair value on a recurring basis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets		$ 128,286
Fair value of Level 3 investments as beginning balance	$ 25,583
New addition	1,575	25,226
The change in fair value of the investments	(9,493)	357
Fair value of Level 3 investments as ending balance	17,665	$ 25,583
Expected volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs		0.37
Expected volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs		0.69
Probability - Liquidation scenario
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs		0.40
Probability - Redemption scenario
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs		0.40
Probability - IPO scenario
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs		0.20
Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets		$ 74
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets		4,624
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets		98,079
Level 2 | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets		74
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets		25,583
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 839,165
Recurring basis | Expected volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	40
Recurring basis | Expected volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.63
Recurring basis | Probability - Liquidation scenario
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.35
Recurring basis | Probability - Liquidation scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	45
Recurring basis | Probability - Redemption scenario
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.35
Recurring basis | Probability - Redemption scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	45
Recurring basis | Probability - IPO scenario
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.10
Recurring basis | Probability - IPO scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	30
Recurring basis | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 821,134	102,134
Recurring basis | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	18,031	26,078
Recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	2,249
Recurring basis | Level 1 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	2,249	4,624
Recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	819,251
Recurring basis | Level 2 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	818,885	97,510
Recurring basis | Level 2 | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	366	495
Recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	17,665
Recurring basis | Level 3 | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 17,665	$ 25,583